Other Financial Information	12 Months Ended
Dec. 31, 2014
OTHER FINANCIAL INFORMATION [Abstract]
OTHER FINANCIAL INFORMATION
NOTE 24: OTHER FINANCIAL INFORMATION
The Company's 2019 Notes, issued on January 28, 2011, are fully and unconditionally guaranteed on a joint and several basis by all of the Company's subsidiaries with the exception of Navios Maritime Finance II (US) Inc., Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C. The subsidiary guarantees are “full and unconditional”, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2019 Notes. All subsidiaries, except for the non-guarantor Navios Logistics and its subsidiaries, are 100% owned.
In May 2014, Navios Holdings became the sole shareholder of Navios Asia by acquiring the remaining 49.0% noncontrolling interest. From that point onwards, Navios Asia and its subsidiaries became guarantors under the 2019 Notes and the following footnote has been adjusted to reflect Navios Asia and its subsidiaries as guarantors.
 The Company revised the classification of certain amounts in its consolidated statements of comprehensive (loss)/income. See Note 2(a) “Basis of Presentation” for amounts reclassified.
       These condensed consolidated statements of Navios Holdings, the guarantor subsidiaries and the non-guarantor subsidiaries have been prepared in accordance on an equity basis as permitted by U.S. GAAP.

	Navios	Guarantor	Non	Eliminations	Total
	Maritime	Subsidiaries	Guarantor
	Holdings Inc.		Subsidiaries
	Issuer
Statement of comprehensive loss for the year ended December 31, 2014
Revenue	$—	$300,242	$268,774	$—	$569,016
Administrative fee revenue from affiliates	—	14,300	—	—	14,300
Time charter, voyage and logistics business expenses	—	(157,640)	(105,664)	—	(263,304)
Direct vessel expenses	—	(52,039)	(78,025)	—	(130,064)
General and administrative expenses incurred on behalf of affiliates	—	(14,300)	—	—	(14,300)
General and administrative expenses	(10,343)	(20,483)	(14,764)	—	(45,590)
Depreciation and amortization	(2,811)	(76,792)	(25,087)	—	(104,690)
Interest expense and finance cost, net	(73,272)	(7,327)	(27,546)	—	(108,145)
Loss on bond extinguishment	—	—	(27,281)	—	(27,281)
Other income/(expense), net	72	(2,357)	(7,388)	—	(9,673)
Loss before equity in net earnings of affiliated companies	(86,354)	(16,396)	(16,981)	—	(119,731)
Loss from subsidiaries	(17,418)	(10,662)	—	28,080	—
Equity in net earnings of affiliated companies	47,569	6,555	3,627	—	57,751
Loss before taxes	(56,203)	(20,503)	(13,354)	28,080	(61,980)
Income tax (expense)/benefit	—	(360)	276	—	(84)
Net loss	(56,203)	(20,863)	(13,078)	28,080	(62,064)
Less: Net (income)/loss attributable to the noncontrolling interest	—	(182)	6,043	—	5,861
Net loss attributable to Navios Holdings common stockholders	$(56,203)	$(21,045)	$(7,035)	$28,080	$(56,203)

Other Comprehensive income
Unrealized holding loss on investments in available-for-sale securities	$(959)	$(959)	$—	$959	$(959)
Reclassification to earnings	11,553	11,553	—	(11,553)	11,553
Total other comprehensive income	$10,594	$10,594	$—	$(10,594)	$10,594
Total comprehensive loss	$(45,609)	$(10,269)	$(13,078)	$17,486	$(51,470)
Comprehensive (income)/loss attributable to noncontrolling interest	—	(182)	6,043	—	5,861
Total comprehensive loss attributable to Navios Holdings common stockholders	$(45,609)	$(10,451)	$(7,035)	$17,486	$(45,609)

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Statement of comprehensive (loss)/income for the year ended December 31, 2013
Revenue	$—	$275,195	$237,084	$—	$512,279
Administrative fee revenue from affiliates	—	7,868		—	7,868
Time charter, voyage and logistics business expenses	—	(159,225)	(85,187)	—	(244,412)
Direct vessel expenses	—	(37,969)	(76,105)	—	(114,074)
General and administrative expenses incurred on behalf of affiliates	—	(7,868)	—	—	(7,868)
General and administrative expenses	(8,261)	(21,756)	(14,617)	—	(44,634)
Depreciation and amortization	(2,811)	(71,959)	(23,354)	—	(98,124)
Interest expense and finance cost, net	(76,227)	(7,350)	(24,929)	—	(108,506)
Loss on bond and debt extinguishment	(37,136)	—	—	—	(37,136)
Loss on derivatives	—	(260)	—	—	(260)
Gain on sale of assets	—	—	18	—	18
Other income/(expense), net	10	13,578	(7,634)	—	5,954
(Loss)/income before equity in net earnings of affiliated companies	(124,425)	(9,746)	5,276	—	(128,895)
Income from subsidiaries	6,320	6,202	—	(12,522)	—
Equity in net earnings of affiliated companies	9,042	7,245	3,057	—	19,344
(Loss)/income before taxes	(109,063)	3,701	8,333	(12,522)	(109,551)
Income tax (expense)/benefit	—	(294)	4,554	—	4,260
Net (loss)/income	(109,063)	3,407	12,887	(12,522)	(105,291)
Less: Net income attributable to the noncontrolling interest	—	(145)	(3,627)	—	(3,772)
Net (loss)/income attributable to Navios Holdings common stockholders	$(109,063)	$3,262	$9,260	$(12,522)	$(109,063)

Other Comprehensive loss
Unrealized holding loss on investments in available-for-sale securities	$(10,614)	$(10,614)	$—	$10,614	$(10,614)
Total other comprehensive loss	$(10,614)	$(10,614)	$—	$10,614	$(10,614)

Total comprehensive (loss)/income	$(119,677)	$(7,207)	$12,887	$(1,908)	$(115,905)
Comprehensive income attributable to noncontrolling interest	—	(145)	(3,627)	—	(3,772)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$(119,677)	$(7,352)	$9,260	$(1,908)	$(119,677)

	Navios
	Maritime		Non
	Holdings Inc.	Guarantor	Guarantor
	Issuer	Subsidiaries	Subsidiaries	Eliminations	Total
Statement of comprehensive income for the year ended December 31, 2012
Revenue	$—	$364,364	$252,130	$—	$616,494
Administrative fee revenue from affiliates	—	5,994	—	—	5,994
Time charter, voyage and logistics business expenses	—	(162,273)	(107,006)	—	(269,279)
Direct vessel expenses	—	(45,484)	(72,306)	—	(117,790)
General and administrative expenses incurred on behalf of affiliates	—	(5,994)	—	—	(5,994)
General and administrative expenses	(12,391)	(24,003)	(14,937)	—	(51,331)
Depreciation and amortization	(2,818)	(77,281)	(28,107)	—	(108,206)
Interest expense and finance cost, net	(70,757)	(12,357)	(20,365)	—	(103,479)
Loss on derivatives	—	(196)	—	—	(196)
Gain on sale of assets	—	323	—	—	323
Other (expense)/income, net	(276)	169,138	(7,752)	—	161,110
(Loss)/income before equity in net earnings of affiliated companies	(86,242)	212,231	1,657	—	127,646
Income from subsidiaries	228,833	1,547	—	(230,380	—
Equity in net earnings of affiliated companies	32,894	13,002	2,332	—	48,228
Income before taxes	175,485	226,780	3,989	(230,380)	175,874
Income tax expense	—	(277)	(35)	—	(312)
Net income	175,485	226,503	3,954	(230,380)	175,562
Less: Net income attributable to the noncontrolling interest	—	—	(77)	—	(77)
Net income attributable to Navios Holdings common stockholders	$175,485	$226,503	$3,877	$(230,380)	$175,485

Other Comprehensive loss
Unrealized holding loss on investments in available-for-sale securities	$(566)	$(566)	$—	$566	$(566)
Reclassification to investments in affiliates	(6,158)	—	—	—	(6,158)
Total other comprehensive loss	$(6,724)	$(566)	$—	$566	$(6,724)

Total comprehensive income	$168,761	$225,937	$3,954	$(229,814)	$168,838
Comprehensive income attributable to noncontrolling interest	—	—	(77)	—	(77)
Total comprehensive income attributable to Navios Holdings common stockholders	$168,761	$225,937	$3,877	$(229,814)	$168,761

	Navios	Guarantor	Non Guarantor	Eliminations	Total
Balance Sheet as of December 31, 2014	Maritime	Subsidiaries	Subsidiaries
	Holdings Inc.
	Issuer
Current assets
Cash and cash equivalents	$98,539	$77,085	$71,932	$—	$247,556
Restricted cash	—	2,564	—	—	2,564
Accounts receivable, net	—	56,265	29,316	—	85,581
Intercompany receivables	23,567	—	71,442	(95,009)	—
Due from affiliate companies	4,638	22,558	—	—	27,196
Prepaid expenses and other current assets	2	31,179	23,053	—	54,234
Total current assets	126,746	189,651	195,743	(95,009)	417,131
Deposits for vessels, port terminals and other fixed assets	—	22,140	23,225	—	45,365
Vessels, port terminals and other fixed assets, net	—	1,467,518	443,625	—	1,911,143
Investments in subsidiaries	1,622,239	271,532	—	(1,893,771)	—
Investments in available-for-sale securities	—	6,701	—	—	6,701
Investments in affiliates	331,130	548	12,775	—	344,453
Long-term receivable from affiliate companies	—	9,625	—	—	9,625
Loan receivable from affiliate companies	—	7,791	—	—	7,791
Other long-term assets	16,976	21,636	28,740	—	67,352
Goodwill and other intangibles	89,562	85,273	174,993	—	349,828
Total non-current assets	2,059,907	1,892,764	683,358	(1,893,771)	2,742,258
Total assets	$2,186,653	$2,082,415	$879,101	$(1,988,780)	$3,159,389

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities
Accounts payable	$591	$18,399	$34,847	$—	$53,837
Accrued expenses and other liabilities	33,099	49,363	24,858	—	107,320
Deferred income and cash received in advance	—	6,263	6,182	—	12,445
Intercompany payables	—	93,226	1,783	(95,009)	—
Current portion of capital lease obligations	—	—	1,449	—	1,449
Current portion of long-term debt	—	24,117	69	—	24,186
Total current liabilities	33,690	191,368	69,188	(95,009)	199,237
Long-term debt, net of current portion	1,000,000	245,006	375,390	—	1,620,396
Capital lease obligations, net of current portion	—	—	20,911	—	20,911
Unfavorable lease terms	—	22,141	—	—	22,141
Other long-term liabilities and deferred income	—	14,574	2,885	—	17,459
Deferred tax liability	—	—	12,735	—	12,735
Total non-current liabilities	1,000,000	281,721	411,921	—	1,693,642
Total liabilities	1,033,690	473,089	481,109	(95,009)	1,892,879
Noncontrolling interest	—	—	113,547	—	113,547
Total Navios Holdings stockholders' equity	1,152,963	1,609,326	284,445	(1,893,771)	1,152,963
Total liabilities and stockholders' equity	$2,186,653	$2,082,415	$879,101	$(1,988,780)	$3,159,389

Balance Sheet as of December 31, 2013	Navios	Guarantor	Non Guarantor	Eliminations	Total
	Maritime	Subsidiaries	Subsidiaries
	Holdings Inc.
	Issuer
Current assets
Cash and cash equivalents	$33,769	$67,492	$86,570	$—	$187,831
Restricted cash	—	2,041	—	—	2,041
Accounts receivable, net	—	64,716	21,503	—	86,219
Intercompany receivables	—	48,395	71,305	(119,700)	—
Due from affiliate companies	4,861	3,467	—	—	8,328
Prepaid expenses and other current assets	—	37,874	17,693	—	55,567
Total current assets	38,630	223,985	197,071	(119,700)	339,986
Deposits for vessels, port terminals and other fixed assets	—	28	31,398	—	31,426
Vessels, port terminals and other fixed assets, net	—	1,412,976	364,481	—	1,777,457
Investments in subsidiaries	1,632,901	282,197	—	(1,915,098)	—
Investments in available-for-sale securities	—	7,660	—	—	7,660
Investments in affiliates	318,399	5,122	11,782	—	335,303
Long-term receivable from affiliate companies	—	5,144	—	—	5,144
Loan receivable from affiliate companies	—	2,660	—	—	2,660
Other long-term assets	19,079	20,296	28,602	—	67,977
Goodwill and other intangibles	92,372	97,813	161,815	—	352,000
Total non-current assets	2,062,751	1,833,896	598,078	(1,915,098)	2,579,627
Total assets	$2,101,381	$2,057,881	$795,149	$(2,034,798)	$2,919,613

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities
Accounts payable	$267	$27,765	$23,660	$—	$51,692
Accrued expenses and other liabilities	16,307	29,582	18,310	—	64,199
Deferred income and cash received in advance	—	12,331	884	—	13,215
Intercompany payables	19,112	97,546	3,042	(119,700)	—
Current portion of capital lease obligations	—	—	1,400	—	1,400
Current portion of long-term debt	—	19,192	69	—	19,261
Total current liabilities	35,686	186,416	47,365	(119,700)	149,767
Long-term debt, net of current portion	1,000,000	198,373	293,615	—	1,491,988
Capital lease obligations, net of current portion	—	—	22,359	—	22,359
Unfavorable lease terms	—	27,074	—	—	27,074
Other long-term liabilities and deferred income	—	18,352	6,869	—	25,221
Deferred tax liability	—	—	13,869	—	13,869
Total non-current liabilities	1,000,000	243,799	336,712	—	1,580,511
Total liabilities	1,035,686	430,215	384,077	(119,700)	1,730,278
Noncontrolling interest	—	4,050	119,590	—	123,640
Total Navios Holdings stockholders' equity	1,065,695	1,623,616	291,482	(1,915,098)	1,065,695
Total liabilities and stockholders' equity	$2,101,381	$2,057,881	$795,149	$(2,034,798)	$2,919,613

Cash flow statement for the year ended December 31, 2014	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(9,357)	$52,664	$13,016	$—	$56,323

Cash flows from investing activities
Acquisition of investments in affiliates	—	—	(2,233)	—	(2,233)
Loan to affiliate company	—	(4,465)	—	—	(4,465)
Increase in long-term receivable from affiliate companies	—	(5,087)	—	—	(5,087)
Dividends from affiliate companies	14,595	—	—	—	14,595
Deposits for vessels, port terminals and other fixed assets	—	(22,112)	(23,225)	—	(45,337)
Acquisition of intangible assets	—	—	(10,200)	—	(10,200)
Acquisition of vessels	—	(123,541)	—	—	(123,541)
Purchase of property, equipment and other fixed assets	(15)	(172)	(68,433)	—	(68,620)
Net cash provided by/(used in) in investing activities	14,580	(155,377)	(104,091)	—	(244,888)

Cash flows from financing activities
Transfer (to)/from other group subsidiaries	(71,968)	69,731	2,237	—	—
Issuance of common stock	643	—	—	—	643
Net proceeds from issuance of preferred stock	163,602	—	—	—	163,602
Proceeds from long-term loans, net of debt issuance costs	—	71,027	—	—	71,027
Proceeds from issuance of senior notes, net of debt issuance costs	—	—	365,668	—	365,668
Repayment of long-term debt and payment of principal	—	(20,692)	(69)	—	(20,761)
Repayment of senior notes	—	—	(290,000)	—	(290,000)
Contribution from noncontrolling shareholders	—	3,484	—	—	3,484
Dividends paid	(32,730)	—	—	—	(32,730)
Increase in restricted cash	—	(355)	—	—	(355)
Acquisition of noncontrolling interest	—	(10,889)	—	—	(10,889)
Payments of obligations under capital leases	—	—	(1,399)	—	(1,399)
Net cash provided by financing activities	59,547	112,306	76,437	—	248,290
Increase/(decrease) in cash and cash equivalents	64,770	9,593	(14,638	—	59,725
Cash and cash equivalents, beginning of year	33,769	67,492	86,570	—	187,831
Cash and cash equivalents, end of year	$98,539	$77,085	$71,932	$—	$247,556

Cash flow statement for the year ended December 31, 2013	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash (used in)/provided by operating activities	$(58,695)	$105,317	$13,127	$—	$59,749

Cash flows from investing activities
Acquisition of investments in affiliates	(160,001)	(4,750)	(3,168)	—	(167,919)
Acquisition of intangible assets	—	—	(2,092)	—	(2,092)
(Increase)/decrease in long-term receivable from affiliate companies	(4,065)	18,973	—	—	14,908
Loan to affiliate company	—	(2,660)	—	—	(2,660)
Loan repayment from affiliate company	35,000	—	—	—	35,000
Dividends from affiliate companies	10,126	—	—	—	10,126
Deposits for vessels, port terminals and other fixed assets	—	—	(31,398)	—	(31,398)
Acquisition of vessels	—	(85,699)	—	—	(85,699)
Purchase of property, equipment and other fixed assets	—	(839)	(27,998)	—	(28,837)
Net cash used in investing activities	(118,940)	(74,975)	(64,656)	—	(258,571)

Cash flows from financing activities
Transfer from/(to) other group subsidiaries	42,562	(47,099)	4,537	—	—
Issuance of common stock	551	—	—	—	551
Proceeds from issuance of ship mortgage and senior notes including premium, net of debt issuance costs	635,291	—	90,195	—	725,486
Proceeds from long-term loans, net of debt issuance costs	—	50,345	—	—	50,345
Repayment of long-term debt and payment of principal	(46,086)	(111,073)	(69)	—	(157,228)
Repayment of ship mortgage notes	(488,000)	—	—	—	(488,000
Contribution from noncontrolling shareholders	—	3,905	—	—	3,905
Acquisition of noncontrolling interest	—	—	(750)	—	(750)
Decrease in restricted cash	14,278	7,956	—	—	22,234
Payments of obligations under capital leases	—	—	(1,353)	—	(1,353)
Dividends paid	(26,405)	—	—	—	(26,405)
Net cash provided by/(used in) financing activities	132,191	(95,966)	92,560	—	128,785
(Decrease)/increase in cash and cash equivalents	(45,444)	(65,624)	41,031	—	(70,037)
Cash and cash equivalents, beginning of year	79,213	133,116	45,539	—	257,868
Cash and cash equivalents, end of year	$33,769	$67,492	$86,570	$—	$187,831

Cash flow statement for the year ended December 31, 2012	Navios Maritime Holdings Inc. Issuer	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net cash provided by operating activities	$23,001	$177,162	$28,481	$—	$228,644

Cash flows from investing activities
Cash acquired through asset acquisition	—	—	33	—	33
Acquisition of investments in affiliates	—	—	(1,472)	—	(1,472)
Proceeds from sale of assets	—	67,500	—		67,500
Increase in long-term receivable from affiliate companies	(5,000)	(6,120)	—	—	(11,120)
Loan repayment from affiliate company	10,000	—	—	—	10,000
Dividends from affiliate companies	5,202	—	—	—	5,202
Deposits for vessels, port terminals and other fixed assets	—	—	(8,534)	—	(8,534)
Acquisition of vessels	—	(38,357)	—	—	(38,357)
Purchase of property, equipment and other fixed assets	—	(1,667)	(9,132)	—	(10,799)
Net cash provided by/(used in) investing activities	10,202	21,356	(19,105)	—	12,453

Cash flows from financing activities
Transfer (to)/from other group subsidiaries	(45,687)	17,465	28,222	—	—
Issuance of common stock	93	—	—	—	93
Proceeds from issuance of ship mortgage notes, net of debt issuance costs	84,965	—	—	—	84,965
Proceeds from long-term loans, net of debt issuance costs	—	50,372	—	—	50,372
Repayment of long-term debt and payment of principal	(23,405)	(181,703)	(31,070)	—	(236,178)
Increase in restricted cash	(11,681)	(7,942)	—	—	(19,623)
Payments of obligations under capital leases	—	—	(1,519)	—	(1,519)
Dividends paid	(32,435)	—	—	—	(32,435)
Net cash used in financing activities	(28,150)	(121,808)	(4,367)	—	(154,325)
Increase in cash and cash equivalents	5,053	76,710	5,009	—	86,772
Cash and cash equivalents, beginning of year	74,160	56,406	40,530	—	171,096
Cash and cash equivalents, end of year	$79,213	$133,116	$45,539	$—	$257,868